SCHEDULE OF CURRENT AND DEFERRED INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Current income tax expenses	$ 178,029	$ 132,634	$ 108,850
Deferred income tax expense	68,580	87,010	248,884
Income tax expense	$ 246,609	$ 219,644	$ 357,734